UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-4632

The European Equity Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  12/31

Date of reporting period: 3/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

THE EUROPEAN EQUITY FUND, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (unaudited)

Shares	Description	Value(a)
INVESTMENTS IN GERMAN SECURITIES – 34.7%
	COMMON STOCKS – 29.7%
	AIRLINES – 3.4%
187,000	Deutsche Lufthansa	$3,106,286
	AUTOMOBILES – 3.1%
60,000	Daimler*	2,828,902
	CONSTRUCTION MATERIALS – 2.2%
36,000	HeidelbergCement	2,011,194
	CHEMICALS – 5.8%
22,000	Linde	2,628,946
17,000	Wacker Chemie	2,538,747
		5,167,693
	DIVERSIFIED TELECOMMUNICATION SERVICES – 3.6%
240,000	Deutsche Telekom	3,257,843
	INDUSTRIAL CONGLOMERATES – 1.7%
22,000	Rheinmetall	1,578,141
	INSURANCE – 2.2%
16,000	Allianz	2,009,138
	INTERNET SOFTWARE & SERVICES – 1.8%
110,000	United Internet*	1,670,990
	PHARMACEUTICALS – 4.7%
47,000	Bayer	3,183,931
27,000	Stada Arzneimittel	1,065,373
		4,249,304
	SOFTWARE – 1.2%
9,000	Software	1,073,408
	Total Common Stocks (cost $23,940,416)	26,952,899
	PREFERRED STOCKS – 5.0%
	AUTOMOBILES – 1.0%
10,642	Volkswagen*	919,415

Shares	Description	Value(a)
	HOUSEHOLD PRODUCTS – 4.0%
68,000	Henkel & Co.	$3,666,466
	Total Preferred Stocks (cost $3,551,059)	4,585,881
	Total Investments in German Securities (cost $27,491,475)	31,538,780
INVESTMENTS IN FRENCH COMMON STOCKS – 21.5%
	COMMERCIAL BANKS – 4.2%
60,000	Societe Generale	3,779,309
	FOOD PRODUCTS – 2.1%
30,876	Danone	1,862,762
	INSURANCE – 2.4%
97,500	AXA	2,172,199
	MULTI-UTILITIES – 1.2%
28,623	GDF Suez	1,107,344
	OIL, GAS & CONSUMABLE FUELS – 2.0%
32,000	Total	1,860,449
	HEALTHCARE EQUIPMENT & SUPPLIES – 2.1%
30,000	Essilor International S.A.	1,918,264
	AUTO COMPONENTS – 1.8%
22,000	Michelin	1,623,673
	ENERGY EQUIPMENT & SERVICES – 1.7%
55,000	Geophysique-Veritas*	1,562,741
	TEXTILES, APPAREL & LUXURY GOODS – 4.0%
31,000	LVMH Moet Hennessy Louis Vuitton	3,628,942
	Total Investments in French Common Stocks (cost $18,831,072)	19,515,683

6

THE EUROPEAN EQUITY FUND, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (unaudited) (continued)

Shares	Description	Value(a)
INVESTMENTS IN SPANISH COMMON STOCKS – 11.1%
	COMMERCIAL BANKS – 3.5%
240,000	Banco Santander	$3,194,536
	DIVERSIFIED TELECOMMUNICATION SERVICES – 5.0%
190,000	Telefonica	4,508,008
	ENERGY EQUIPMENT & SERVICES – 1.7%
25,000	Tecnicas Reunidas	1,574,205
	INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.9%
200,000	Iberdrola Renovables	831,911
	Total Investments in Spanish Common Stocks (cost $6,899,957)	10,108,660
INVESTMENTS IN SWISS COMMON STOCKS – 10.7%
	CHEMICALS – 1.3%
710	Sika	1,200,646
	DIVERSIFIED MINERALS – 2.5%
120,000	Xstrata*	2,273,069
	ELECTRICAL EQUIPMENT – 3.4%
140,000	ABB*	3,063,082
	INSURANCE – 3.5%
2,500	Helvetia Holding	878,183
9,000	Zurich Financial Services	2,311,134
		3,189,317
	Total Investments in Swiss Common Stocks (cost $7,799,724)	9,726,114
INVESTMENTS IN DUTCH COMMON STOCKS- 5.8%
	FOOD PRODUCTS – 2.7%
80,000	Unilever	2,423,497
	DIVERSIFIED FINANCIAL SERVICES – 0.5%
75,000	SNS REAAL*	470,841

Shares	Description	Value(a)
	ENERGY EQUIPMENT & SERVICES – 2.6%
120,000	SBM Offshore	$2,404,830
	Total Investments in Dutch Common Stocks (cost $4,833,195)	5,299,168
INVESTMENTS IN SWEDISH COMMON STOCKS – 2.8%
	HOUSEHOLD DURABLES – 1.5%
60,000	Electrolux†	1,375,325
	CONSTRUCTION & ENGINEERING – 1.3%
65,000	Skanska	1,184,724
	Total Investments in Swedish Common Stocks (cost $2,136,540)	2,560,049
INVESTMENTS IN IRISH COMMON STOCKS – 2.8%
	CONSTRUCTION MATERIALS – 2.8%
100,000	CRH (cost $2,472,765)	2,501,142
INVESTMENTS IN ITALIAN COMMON STOCKS – 2.3%
	COMMERCIAL BANKS – 2.3%
700,000	UniCredit* (cost $1,422,533)	2,071,322
INVESTMENTS IN LUXEMBOURG COMMON STOCKS – 1.9%
	METALS & MINING – 1.9%
40,000	ArcelorMittal (cost $824,339)	1,757,969
INVESTMENTS IN DANISH COMMON STOCKS – 1.8%
	ELECTRICAL EQUIPMENT – 1.8%
30,000	Vestas Wind Systems* (cost $1,950,276)	1,633,102

7

THE EUROPEAN EQUITY FUND, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (unaudited) (continued)

Shares	Description	Value(a)
INVESTMENTS IN GREEK COMMON STOCKS – 1.5%
	COMMERCIAL BANKS – 1.5%
143,000	Alpha Bank* (cost $1,949,983)	$1,355,987
INVESTMENTS IN BELGIAN COMMON STOCKS – 1.0%
	DIVERSIFIED FINANCIAL SERVICES – 1.0%
37,000	KBC Ancora*† (cost $917,200)	925,923
INVESTMENTS IN NORWEGIAN COMMON STOCKS – 0.7%
	ENERGY EQUIPMENT & SERVICES – 0.7%
27,000	Seadrill Ltd. (cost $504,762)	629,949
	Total Investments in Common and Preferred Stocks – 98.6% (cost $78,033,821)	89,623,848
SECURITIES LENDING COLLATERAL – 1.9%
1,700,676	Daily Assets Fund Institutional, 0.22% (cost $1,700,676)(b)(c)	1,700,676
CASH EQUIVALENTS – 0.1%
109,678	Central Cash Management Fund, 0.16% (cost $109,678)(c)	109,678
	Total Investments – 100.6% (cost $79,844,175)**	91,434,202
	Other Assets and Liabilities, Net – (0.6%)	(506,716)
	NET ASSETS–100.0%	$90,927,486

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

** The cost for federal income tax purposes was $80,425,882. At March 31, 2010, net unrealized appreciation for all securities based on tax cost was $11,008,320. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $16,721,806 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,713,486.

† All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2010 amounted to $1,607,161, which is 1.8% of the net assets.

(a) Value stated in US dollars.

(b) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

8

THE EUROPEAN EQUITY FUND, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (unaudited) (continued)

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund's investments.

Category	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments(d)
Germany	$31,538,780	$0	$0	$31,538,780
France	19,515,683	0	0	19,515,683
Spain	10,108,660	0	0	10,108,660
Switzerland	9,726,114	0	0	9,726,114
Netherlands	5,299,168	0	0	5,299,168
Sweden	2,560,049	0	0	2,560,049
Ireland	2,501,142	0	0	2,501,142
Italy	2,071,322	0	0	2,071,322
Luxembourg	1,757,969	0	0	1,757,969
Denmark	1,633,102	0	0	1,633,102
Greece	1,355,987	0	0	1,355,987
Belgium	925,923	0	0	925,923
Norway	629,949	0	0	629,949
Short-Term Instruments	1,810,354	0	0	1,810,354
Total	$91,434,202	$0	$0	$91,434,202

(d) See Schedule of Investments for additional detailed categorizations

9

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The European Equity Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	The European Equity Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 21, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 21, 2010